UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-115Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) February 14, 2025

MFRA NQM Depositor, LLC
Name of Securitizer

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001803775

Bryan Wulfsohn (212) 207-6431
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

MFRA NQM Depositor, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions for which it acted as depositor with outstanding securities held by non-affiliates during the reporting period:

1.	MFA 2020-NQM1 Trust, Mortgage Pass-Through Certificates, Series 2020-NQM1.
2.	MFA 2020-NQM2 Trust, Mortgage Pass-Through Certificates, Series 2020-NQM2.
3.	MFA 2020-NQM3 Trust, Mortgage Pass-Through Certificates, Series 2020-NQM3.
4.	MFA 2021-INV1 Trust, Mortgage Pass-Through Certificates, Series 2021-INV1.
5.	MFA 2021-NQM1 Trust, Mortgage Pass-Through Certificates, Series 2021-NQM1.
6.	MFA 2021-RPL1 Trust, Mortgage-Backed Notes, Series 2021-RPL1.
7.	MFA 2021-NQM2 Trust, Mortgage Pass-Through Certificates, Series 2021-NQM2.
8.	MFA 2021-AEINV1 Trust, Mortgage Pass-Through Certificates, Series 2021-AEINV1.
9.	MFA 2021-INV2 Trust, Mortgage Pass-Through Certificates, Series 2021-INV2.
10.	MFA 2021-AEINV2 Trust, Mortgage Pass-Through Certificates, Series 2021-AEINV 2.
11.	MFA 2022-CHM1 Trust, Mortgage Pass-Through Certificates, Series 2022-CHM1.
12.	MFA 2022-NQM1 Trust, Mortgage Pass-Through Certificates, Series 2022-NQM1.
13.	MFA 2022-INV1 Trust, Mortgage Pass-Through Certificates, Series 2022-INV1.
14.	MFA 2022-NQM2 Trust, Mortgage Pass-Through Certificates, Series 2022-NQM2.
15.	MFA 2022-RPL1 Trust, Mortgage-Backed Notes, Series 2022-RPL1.
16.	MFA 2022-INV2 Trust, Mortgage Pass-Through Certificates, Series 2022-INV2.
17.	MFA 2022-NQM3 Trust, Mortgage Pass-Through Certificates, Series 2022-NQM3.
18.	MFA 2022-INV3 Trust, Mortgage Pass-Through Certificates, Series 2022-INV3.
19.	MFA 2023-NQM1 Trust, Mortgage Pass-Through Certificates, Series 2023-NQM1.
20.	MFA 2023-INV1 Trust, Mortgage Pass-Through Certificates, Series 2023-INV1.
21.	MFA 2023-NQM2 Trust, Mortgage Pass-Through Certificates, Series 2023-NQM2.
22.	MFA 2023-NQM3 Trust, Mortgage Pass-Through Certificates, Series 2023-NQM3.
23.	MFA 2023-INV2 Trust, Mortgage Pass-Through Certificates, Series 2023-INV2.
24.	MFA 2023-NQM4 Trust, Mortgage Pass-Through Certificates, Series 2023-NQM4.
25.	MFA 2024-NQM1 Trust, Mortgage Pass-Through Certificates, Series 2024-NQM1.
26.	MFA 2024-RPL1 Trust, Mortgage Pass-Through Notes, Series 2024-RPL1.
27.	MFA 2024-NQM2 Trust, Mortgage Pass-Through Certificates, Series 2024-NQM2.
28.	MFA 2024-NQM3 Trust, Mortgage Pass-Through Certificates, Series 2024-NQM3.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM Depositor, LLC

Date: February 14, 2025	By:	/s/ Bryan Wulfsohn
	Name:	Bryan Wulfsohn
	Title:	Vice President